TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Domestic	$ 2,919	$ 3,466	$ 241
Foreign	1,863	880	689
Current Income Tax Expense (Benefit), Total	4,782	4,346	930
Deferred taxes:
Domestic	(666)	(500)	2,575
Foreign	(167)	(165)	(1,198)
Deferred Income Tax Expense (Benefit)	(833)	(665)	1,377
Taxes on income	$ 3,949	$ 3,681	$ 2,307